Net interest revenues (Details) - SEK (kr) kr in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2017
Interest revenues were related to:
Total interest revenues	kr 1,056	kr 1,019	kr 886	kr 3,896
Interest expenses
Interest expenses	(604)	(566)	(407)	(2,020)
Resolution fee	(70)	(48)	(49)	(193)
Total interest expenses	(674)	(614)	(456)	(2,213)
Net interest revenues	382	405	430	1,683
Administrative remuneration for concessionary loans	0		1
Interest revenues	1,056	1,019	886	3,896
Interest revenues using effective interest method	888		746
Loans to credit institutions
Interest revenues were related to:
Total interest revenues	242	222	162	789
Interest expenses
Interest revenues	242	222	162	789
Loans to the public
Interest revenues were related to:
Total interest revenues	572	576	536	2,265
Interest expenses
Interest revenues	572	576	536	2,265
Loans in the form of interest-bearing securities
Interest revenues were related to:
Total interest revenues	159	146	165	629
Interest expenses
Interest revenues	159	146	165	629
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest revenues were related to:
Total interest revenues	124	125	106	458
Interest expenses
Interest revenues	124	125	106	458
Derivatives
Interest revenues were related to:
Total interest revenues	(74)	(81)	(117)	(372)
Interest expenses
Interest revenues	(74)	(81)	(117)	(372)
Administrative remuneration CIRR-system
Interest revenues were related to:
Total interest revenues	32	30	32	125
Interest expenses
Interest revenues	32	30	32	125
Other assets
Interest revenues were related to:
Total interest revenues	1	1	2	2
Interest expenses
Interest revenues	kr 1	kr 1	kr 2	kr 2